Document and Entity Information	Apr. 30, 2021
Cover [Abstract]
Amendment Flag	false
Entity Central Index Key	0001717547
Document Type	8-K
Document Period End Date	Apr. 30, 2021
Entity Registrant Name	Colony Credit Real Estate, Inc.
Entity Incorporation State Country Code	MD
Entity File Number	001-38377
Entity Tax Identification Number	38-4046290
Entity Address, Address Line One	515 S. Flower Street
Entity Address, Address Line Two	44th Floor
Entity Address, City or Town	Los Angeles
Entity Address, State or Province	CA
Entity Address, Postal Zip Code	90071
City Area Code	(310)
Local Phone Number	282-8820
Written Communications	false
Soliciting Material	false
Pre Commencement Tender Offer	false
Pre Commencement Issuer Tender Offer	false
Security 12b Title	Class A common stock, par value $0.01 per share
Trading Symbol	CLNC
Security Exchange Name	NYSE
Entity Emerging Growth Company	false